Medalist Partners Short Duration Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 24.6%	Par	Value
BANK5 Trust, Series 2024-5YR7, Class D, 4.00%, 06/15/2057 (a)	$1,519,500	$1,287,962
Barclays Commercial Mortgage Securities LLC, Series 2019-BWAY, Class A, 6.41% (1 mo. Term SOFR + 1.07%), 11/15/2034 (a)	1,324,000	864,572
BBCMS Trust
Series 2024-5C25, Class D, 4.00%, 03/15/2057 (a)	1,050,000	898,922
Series 2024-5C27, Class D, 4.00%, 07/15/2057 (a)	1,000,000	850,688
BDS Ltd., Series 2021-FL7, Class D, 7.81% (1 mo. Term SOFR + 2.46%), 06/16/2036 (a)	3,315,000	3,262,809
Benchmark Mortgage Trust, Series 2023-V2, Class D, 4.00%, 05/15/2055 (a)	2,700,000	2,376,093
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 6.50% (1 mo. Term SOFR + 1.16%), 05/15/2038 (a)	2,888,545	2,766,955
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 7.85% (1 mo. Term SOFR + 2.51%), 09/15/2036 (a)	2,500,000	2,465,673
BX Trust
Series 2018-GW, Class D, 7.40% (1 mo. Term SOFR + 2.07%), 05/15/2035 (a)	1,582,000	1,579,076
Series 2021-ARIA, Class E, 7.70% (1 mo. Term SOFR + 2.36%), 10/15/2036 (a)	2,330,000	2,276,463
Series 2021-LBA, Class CJV, 6.80% (1 mo. Term SOFR + 1.46%), 02/15/2036 (a)	1,750,000	1,714,468
Series 2021-LBA, Class DJV, 7.05% (1 mo. Term SOFR + 1.71%), 02/15/2036 (a)	3,010,000	2,930,082
Series 2021-VOLT, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)	1,000,000	981,962
BXMT Ltd.
Series 2020-FL2, Class C, 7.10% (1 mo. Term SOFR + 1.76%), 02/15/2038 (a)	2,950,000	2,624,479
Series 2020-FL3, Class A, 6.85% (1 mo. Term SOFR + 1.51%), 11/15/2037 (a)	2,104,568	2,061,373
Series 2021-FL4, Class C, 7.20% (1 mo. Term SOFR + 1.86%), 05/15/2038 (a)	3,000,000	2,556,072
Series 2021-FL4, Class D, 7.70% (1 mo. Term SOFR + 2.36%), 05/15/2038 (a)	3,500,000	2,676,811
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 04/10/2048	2,035,000	2,006,335
Federal Home Loan Mortgage Corp., Series 2022-MN4, Class M2, 11.85% (30 day avg SOFR US + 6.50%), 05/25/2052 (a)	3,000,000	3,227,998
GPMT 2021-FL4 Ltd., Series 2021-FL4, Class C, 7.78% (1 mo. Term SOFR + 2.46%), 12/15/2036 (a)	2,900,000	2,653,909
GPMT Ltd., Series 2021-FL3, Class B, 7.41% (1 mo. Term SOFR + 2.06%), 07/16/2035 (a)	1,000,000	982,100
Greystone Commercial Real Estate Ltd.
Series 2021-HC2, Class A, 7.25% (1 mo. Term SOFR + 1.91%), 12/15/2039 (a)	2,500,000	2,492,867
Series 2024-HC3, Class B, 8.97% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)	2,925,000	2,928,305
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056 (b)	2,735,377	2,796,947
Series 2024-1, Class M3, 7.55%, 10/25/2056 (b)	1,747,047	1,786,628
HGI CRE CLO Ltd.
Series 2021-FL1, Class AS, 6.85% (1 mo. Term SOFR + 1.51%), 06/16/2036 (a)	934,000	924,300
Series 2021-FL2, Class D, 7.60% (1 mo. Term SOFR + 2.26%), 09/17/2036 (a)	1,500,000	1,452,858
Series 2021-FL2, Class E, 7.90% (1 mo. Term SOFR + 2.56%), 09/17/2036 (a)	2,038,000	1,965,187
KREF, Series 2021-FL2, Class A, 6.52% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	2,494,942	2,447,356
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class M1, 5.89% (1 mo. Term SOFR + 0.61%), 03/25/2037 (a)	2,652,236	2,450,202
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	2,000,000	1,760,318
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 7.95% (1 mo. Term SOFR + 2.61%), 07/15/2036 (a)	1,000,000	984,221
Series 2021-FL6, Class C, 7.30% (1 mo. Term SOFR + 1.96%), 07/16/2036 (a)	1,300,000	1,268,247
Series 2021-FL7, Class E, 8.26% (1 mo. Term SOFR + 2.91%), 10/16/2036 (a)	1,700,000	1,539,340
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, 8.09% (1 mo. Term SOFR + 2.75%), 05/19/2038 (a)	1,977,426	1,986,573
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.49% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	3,640,000	3,603,660
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 6.29% (1 mo. LIBOR US + 0.90%), 11/25/2047 (a)(c)	52,809	52,503
Series 2019-2, Class M3, 3.48%, 07/25/2049 (a)(b)	277,082	232,515
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $75,752,212)		73,716,829

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 22.4%	Par	Value
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/2037 (a)	2,296,000	2,248,303
Angel Oak Mortgage Trust
Series 2019-6, Class A1, 2.62%, 11/25/2059 (a)(b)	1,336,345	1,304,576
Series 2021-3, Class M1, 2.48%, 05/25/2066 (a)(b)	620,000	453,867
Series 2023-6, Class A3, 6.50%, 12/25/2067 (a)(d)	873,641	885,970
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 6.90% (30 day avg SOFR US + 1.55%), 09/25/2031 (a)	1,725,000	1,723,046
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029 (b)	86,567	7,557
Boston Lending Trust
Series 2021-1, Class M1, 2.00%, 07/25/2061 (a)(b)(e)	1,142,305	623,480
Series 2021-1, Class M2, 2.00%, 07/25/2061 (a)(b)(e)	531,305	246,079
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062 (a)(b)	2,199,492	2,094,954
Centex Home Equity Loan Trust, Series 2003-A, Class AF4, 4.25%, 12/25/2031 (d)	653	650
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.70% (30 day avg SOFR US + 1.35%), 02/25/2050 (a)	1,104,812	1,063,497
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067 (a)(d)	1,014,933	1,028,382
Credit-Based Asset Servicing and Securitization, Series 2003-CB1, Class AF, 3.95%, 01/25/2033 (d)	2	2
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066 (a)(b)	1,343,009	1,102,077
Deephaven Residential Mortgage Trust, Series 2021-3, Class A2, 1.40%, 08/25/2066 (a)(b)	1,223,221	1,069,581
Eagle Re Ltd.
Series 2021-1, Class M1C, 8.05% (30 day avg SOFR US + 2.70%), 10/25/2033 (a)	661,557	663,376
Series 2023-1, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	773,000	775,872
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (a)(b)	1,394,191	1,302,900
FIGRE Trust 2024-HE3, Series 2024-HE3, Class B, 6.13%, 07/25/2054 (a)(b)	1,459,074	1,479,727
GCAT Trust, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057 (a)(b)	2,172,092	2,065,867
Home Re Ltd., Series 2021-1, Class M2, 8.31% (30 day avg SOFR US + 2.96%), 07/25/2033 (a)	1,136,000	1,146,481
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029 (d)	1,264	1,261
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 6.63%, 07/25/2044 (a)(b)	2,135	2,130
Series 2018-7FRB, Class B3, 6.78%, 04/25/2046 (a)(b)	2,403,520	2,279,142
Series 2019-6, Class B3, 4.27%, 12/25/2049 (a)(b)	4,026,732	3,757,107
Series 2023-HE3, Class A1, 6.95% (30 day avg SOFR US + 1.60%), 05/25/2054 (a)	1,175,324	1,191,775
JP Morgan Wealth Management, Series 2021-CL1, Class M3, 7.15% (30 day avg SOFR US + 1.80%), 03/25/2051 (a)	1,082,213	1,030,568
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068 (a)(d)	2,124,337	2,197,046
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029 (a)(d)	1,500,000	1,529,438
Pretium Mortgage Credit Partners LLC, Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(d)	999,153	1,014,160
Progress Residential Trust
Series 2021-SFR1, Class B, 1.30%, 04/17/2038 (a)	2,750,000	2,596,440
Series 2022-SFR3, Class E1, 5.20%, 04/17/2039 (a)	3,000,000	2,930,718
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(d)	1,112,700	1,091,596
Radnor Re Ltd.
Series 2021-1, Class M1C, 8.05% (30 day avg SOFR US + 2.70%), 12/27/2033 (a)	965,877	971,448
Series 2022-1, Class M1A, 9.10% (30 day avg SOFR US + 3.75%), 09/25/2032 (a)	1,574,994	1,591,487
Series 2023-1, Class M1A, 8.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	1,000,000	1,009,675
RESIDENTIAL MORTGAGE LOAN TRUST, Series 2019-3, Class B1, 3.81%, 09/25/2059 (a)(b)	2,750,000	2,599,984
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063 (a)(d)	850,886	872,792
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(b)	839,119	837,141
Star Trust, Series 2021-SFR1, Class E, 7.15% (1 mo. Term SOFR + 1.81%), 04/17/2038 (a)	3,460,000	3,386,955
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(d)	1,650,000	1,695,920
Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 02/25/2063 (a)(b)	1,730,000	1,631,961
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 7.64% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	2,000,000	2,057,786
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(b)	1,794,476	1,831,644
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a)(d)	1,961,081	1,937,537
Series 2021-NP11, Class A1, 4.87%, 08/25/2051 (a)(d)	990,261	960,546
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051 (a)(d)	769,457	782,357
Verus Securitization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067 (a)(b)	1,098,359	1,068,787
Series 2023-8, Class A3, 6.97%, 12/25/2068 (a)(d)	2,041,309	2,111,921
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	929,101	951,281
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $67,464,653)		67,206,847

ASSET BACKED SECURITY - NON-AGENCY - 20.5%	Par	Value
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 02/14/2028 (a)	3,000,000	2,940,222
BOF URSA Funding Trust, Series 2024-EDU1, Class A, 6.80% (30 day avg SOFR US + 1.45%), 06/25/2047 (a)	1,836,022	1,847,388
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	2,000,000	2,113,894
Exeter Automobile Receivables Trust
Series 2021-3A, Class D, 1.55%, 06/15/2027	1,500,000	1,441,063
Series 2021-4A, Class D, 1.96%, 01/17/2028	2,878,000	2,791,993
Flagship Credit Auto Trust
Series 2019-3, Class E, 3.84%, 12/15/2026 (a)	2,500,000	2,473,482
Series 2020-4, Class D, 2.18%, 02/16/2027 (a)	2,423,000	2,349,651
Series 2021-2, Class C, 1.27%, 06/15/2027 (a)	2,974,414	2,911,842
JPMorgan Chase Bank NA
Series 2021-2, Class C, 0.97%, 12/26/2028 (a)	226,590	225,097
Series 2021-2, Class D, 1.14%, 12/26/2028 (a)	256,885	255,235
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042 (a)	3,373,955	3,121,169
Momnt Technologies Trust 2023-1, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	1,492,875	1,504,711
Mosaic Solar Loan Trust, Series 2020-1A, Class B, 3.10%, 04/20/2046 (a)	496,113	432,579
Oportun Financial Corp.
Series 2021-A, Class C, 3.44%, 03/08/2028 (a)	977,223	956,527
Series 2021-B, Class B, 1.96%, 05/08/2031 (a)	1,231,924	1,194,564
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031 (a)	2,166,000	2,200,654
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029 (a)	1,486,584	1,465,412
Series 2022-2, Class B, 6.63%, 01/15/2030 (a)	1,984,882	1,989,213
Series 2022-5, Class B, 10.31%, 06/17/2030 (a)	999,963	1,055,673
Series 2022-6, Class A3, 7.66%, 05/15/2030 (a)	2,000,000	2,013,846
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	2,007,953	2,048,032
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	2,616,018	2,680,077
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	999,750	1,018,354
Series 2024-8, Class A, 5.33%, 01/15/2032 (a)	2,000,000	2,006,179
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	2,000,000	2,006,116
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (a)	3,077,463	2,888,485
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 09/15/2027	2,390,501	2,338,823
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	3,000,000	3,044,406
South Carolina Student Loan Corp., Series 2013-1, Class A, 5.96% (30 day avg SOFR US + 0.61%), 01/25/2041	56,151	55,497
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	3,091,661	2,844,523
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (a)	2,013,343	1,814,454
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (a)	666,938	674,985
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027 (a)	2,700,000	2,659,937
TOTAL ASSET BACKED SECURITY - NON-AGENCY (Cost $60,910,103)		61,364,083

RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY - 17.3%	Par	Value
Connecticut Avenue Securities Trust 2024-R04, Series 2024-R05, Class 2B1, 7.35% (30 day avg SOFR US + 2.00%), 07/25/2044 (a)	2,596,000	2,604,633
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 9.21% (30 day avg SOFR US + 3.86%), 09/25/2039 (a)	1,670,722	1,732,585
Series 2020-SBT1, Class 1M2, 9.11% (30 day avg SOFR US + 3.76%), 02/25/2040 (a)	1,983,000	2,101,009
Series 2021-R01, Class 1B1, 8.45% (30 day avg SOFR US + 3.10%), 10/25/2041 (a)	1,150,000	1,187,016
Series 2021-R01, Class 1M2, 6.90% (30 day avg SOFR US + 1.55%), 10/25/2041 (a)	1,781,354	1,790,269
Series 2021-R02, Class 2M2, 7.35% (30 day avg SOFR US + 2.00%), 11/25/2041 (a)	2,000,000	2,013,202
Series 2022-R01, Class 1M2, 7.25% (30 day avg SOFR US + 1.90%), 12/25/2041 (a)	1,300,000	1,318,926
Series 2023-R01, Class 1M2, 9.10% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	1,000,000	1,071,915
Series 2023-R03, Class 2M2, 9.25% (30 day avg SOFR US + 3.90%), 04/25/2043 (a)	1,460,000	1,561,367
Series 2023-R04, Class 1M2, 8.90% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,750,000	2,941,224
Series 2024-R01, Class 1B1, 8.05% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,200,000	1,222,051
Series 2024-R02, Class 1B1, 7.85% (30 day avg SOFR US + 2.50%), 02/25/2044 (a)	2,350,000	2,405,915
Series 2024-R03, Class 2B1, 8.15% (30 day avg SOFR US + 2.80%), 03/25/2044 (a)	1,000,000	1,015,138
Series 2024-R03, Class 2M2, 7.30% (30 day avg SOFR US + 1.95%), 03/25/2044 (a)	1,000,000	1,009,699
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA3, Class M2, 7.81% (30 day avg SOFR US + 2.46%), 04/25/2030	608,841	623,051
Series 2018-HRP2, Class B1, 9.66% (30 day avg SOFR US + 4.31%), 02/25/2047 (a)	2,042,000	2,240,394
Series 2018-SPI2, Class M2, 3.84%, 05/25/2048 (a)(b)	29,416	28,594
Series 2020-HQA5, Class B1, 9.35% (30 day avg SOFR US + 4.00%), 11/25/2050 (a)	1,350,000	1,521,281
Series 2021-DNA2, Class B1, 8.75% (30 day avg SOFR US + 3.40%), 08/25/2033 (a)	2,060,000	2,284,169
Series 2021-DNA2, Class M2, 7.65% (30 day avg SOFR US + 2.30%), 08/25/2033 (a)	3,177,064	3,269,398
Series 2021-DNA6, Class M2, 6.85% (30 day avg SOFR US + 1.50%), 10/25/2041 (a)	1,285,000	1,290,839
Series 2022-DNA1, Class M2, 7.85% (30 day avg SOFR US + 2.50%), 01/25/2042 (a)	2,500,000	2,553,408
Series 2022-DNA2, Class M2, 9.10% (30 day avg SOFR US + 3.75%), 02/25/2042 (a)	1,000,000	1,047,558
Series 2023-HQA2, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	1,409,440	1,421,994
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA4, Class B1, 10.71% (30 day avg SOFR US + 5.36%), 09/25/2050 (a)	782,779	891,879
Series 2021-DNA1, Class B1, 8.00% (30 day avg SOFR US + 2.65%), 01/25/2051 (a)	1,060,000	1,122,297
Series 2021-DNA3, Class B1, 8.85% (30 day avg SOFR US + 3.50%), 10/25/2033 (a)	1,500,000	1,690,758
Series 2021-DNA5, Class B1, 8.40% (30 day avg SOFR US + 3.05%), 01/25/2034 (a)	3,269,000	3,535,736
Series 2022-DNA3, Class M1B, 8.25% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	3,000,000	3,113,383
Series 2022-DNA4, Class M1B, 8.70% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	1,000,000	1,046,628
Government National Mortgage Association, Series 2008-55, Class WT, 5.49%, 06/20/2037 (b)	5,095	5,142
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $49,334,455)		51,661,458

COLLATERALIZED LOAN OBLIGATIONS - 10.6%	Par	Value
BCRED MML CLO, Series 2022-1A, Class A1, 6.93% (3 mo. Term SOFR + 1.65%), 04/20/2035 (a)	3,000,000	3,002,186
Brightwood Capital MM, Series 2023-1A, Class A1A, 8.08% (3 mo. Term SOFR + 2.75%), 10/15/2035 (a)	3,000,000	3,041,487
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, 6.70% (3 mo. Term SOFR + 1.40%), 07/15/2031 (a)	1,654,892	1,656,596
Cent CLO, Series 2022-32A, Class A1R, 6.73% (3 mo. Term SOFR + 1.45%), 07/24/2034 (a)	2,860,000	2,863,160
Crown Point CLO IV Ltd., Series 2018-4A, Class A, 6.64% (3 mo. Term SOFR + 1.36%), 04/20/2031 (a)	1,706,033	1,706,825
Deerpath Capital CLO Ltd., Series 2023-1A, Class A1, 8.10% (3 mo. Term SOFR + 2.80%), 04/15/2035 (a)	3,000,000	3,033,237
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.74% (3 mo. Term SOFR + 1.46%), 10/20/2034 (a)	1,500,000	1,498,986
Katayma CLO Ltd., Series 2023-1A, Class A1, 7.28% (3 mo. Term SOFR + 2.00%), 10/20/2036 (a)	3,000,000	3,022,899
KKR CLO 9 Ltd., Series 9, Class AR2, 6.51% (3 mo. Term SOFR + 1.21%), 07/15/2030 (a)	314,589	314,723
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.53% (3 mo. Term SOFR + 1.24%), 10/17/2029 (a)	812,316	812,676
Palmer Square CLO Ltd., Series 2022-4A, Class A1A, 7.43% (3 mo. Term SOFR + 2.15%), 10/20/2035 (a)	2,000,000	2,007,426
Park Blue CLO Ltd., Series 2022-1A, Class A1, 7.73% (3 mo. Term SOFR + 2.45%), 10/20/2034 (a)	2,000,000	2,005,266
PennantPark CLO Ltd., Series 2021-3A, Class A1, 7.16% (3 mo. Term SOFR + 1.88%), 10/22/2032 (a)	2,000,000	2,001,154
Saranac CLO III Ltd., Series 2014-3A, Class ALR, 7.21% (3 mo. LIBOR US + 1.60%), 06/22/2030 (a)(c)	589,951	591,330
Sound Point CLO Ltd., Series 2018-3A, Class A1AR, 6.58% (3 mo. Term SOFR + 1.30%), 10/26/2031 (a)	966,823	966,755
Telos CLO Ltd., Series 2013-4A, Class AR, 6.79% (3 mo. Term SOFR + 1.50%), 01/17/2030 (a)	271,834	272,117
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 6.69% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	3,000,000	2,999,784
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $31,768,986)		31,796,607

CORPORATE BONDS - 0.6%	Par	Value
Financial - 0.6%
Korth Direct Mortgage, Inc., 10.00%, 03/25/2025 (a)(f)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $1,971,943)		1,891,250

COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY - 0.0%(g)	Par	Value
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049 (b)(h)	270,936	394
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $1,601)		394

SHORT-TERM INVESTMENTS - 3.6%	Shares	Value
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 4.82% (i)	10,808,391	10,808,391
TOTAL SHORT-TERM INVESTMENTS (Cost $10,808,391)		10,808,391

TOTAL INVESTMENTS - 99.6% (Cost $298,012,344)		298,445,859
Other Assets in Excess of Liabilities - 0.4%		1,229,793
TOTAL NET ASSETS - 100.0%		$299,675,652

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $273,782,125 or 91.4% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(e)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2024.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,891,250 or 0.6% of net assets as of August 31, 2024.

(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Medalist Partners Short Duration Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Commercial Mortgage-Backed Security - Non-Agency	$–	$73,716,829	$–	$73,716,829
Residential Mortgage-Backed Security - Non-Agency	–	67,206,847	–	67,206,847
Asset Backed Security - Non-Agency	–	61,364,083	–	61,364,083
Residential Mortgage-Backed Security - Agency	–	51,661,458	–	51,661,458
Collateralized Loan Obligations	–	31,796,607	–	31,796,607
Corporate Bonds	–	–	1,891,250	1,891,250
Commercial Mortgage-Backed Security - Agency	–	394	–	394
Money Market Funds	10,808,391	–	–	10,808,391
Total Investments	$10,808,391	$285,746,218	$1,891,250	$298,445,859

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Fund's level 3 investments for which significant unobservable inputs were used in determining value:

Investments in Securities, at Value
Corporate
Bonds
Balance as of November 30, 2023	$1,891,250
Accrued discounts/premiums	11,807
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(11,807)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of August 31, 2024	$1,891,250

The change in unrealized appreciation (depreciation) for level 3 securities still held at August 31, 2024, and still classified as level 3 was $(11,807).

The following is a summary of quantitative information about level 3 valued measurements:

	Value	Valuation Technique(s)	Unobservable Input	Input/Range

Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56